Intangible Assets (Details) - Schedule of intangible assets amortization expense	Dec. 31, 2022 USD ($)
Schedule of Intangible Assets Amortization Expense [Abstract]
2023	$ 585,722
2024	578,221
2025	555,717
2026	501,566
2027	219,457
Total Intangible Assets	$ 2,440,683